Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 29, 2026
Financial Risk Management [Abstract]
Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 29, 2026:

	2027	2028	2029	2030	2031	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	214.0	—	—	—	—	—	214.0
Term Loan	4.2	4.2	4.2	4.2	4.2	395.8	416.8
Interest commitments relating to borrowings[1]	29.9	29.9	29.9	29.9	29.9	41.7	191.2
Lease obligations	119.4	89.2	75.9	62.2	52.9	137.2	536.8
Pension obligation	—	—	—	—	—	1.1	1.1
Warehousing and logistics	7.5	5.7	4.3	—	—	—	17.5
Total contractual obligations	375.0	129.0	114.3	96.3	87.0	575.8	1,377.4
[1] Interest commitments are calculated based on the outstanding loan balance and the interest rate payable on the Term Loan of 7.16% as at March 29, 2026.
Schedule of Aging of Trade Receivables
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	92.1	40.8	13.1	6.8	31.4
Sales tax receivables	27.8	27.8	—	—	—
Credit card receivables	4.5	4.5	—	—	—
Other receivables	2.7	2.6	—	—	0.1
March 29, 2026	127.1	75.7	13.1	6.8	31.5
	Reclassified
Trade accounts receivable	68.6	40.6	9.2	5.2	13.6
Sales tax receivables	22.9	22.9	—	—	—
Credit card receivables	4.5	4.5	—	—	—
Other receivables	4.5	1.9	0.6	—	2.0
March 30, 2025	100.5	69.9	9.8	5.2	15.6

Schedule of Unrealized Gains (Losses) in Fair Value of Derivatives in Other Comprehensive Income
The Company recognized the following unrealized gains and losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 29, 2026		March 30, 2025		March 31, 2024
	Net gain	Tax expense	Net loss	Tax recovery	Net gain	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	0.9	(0.5)	(5.2)	0.4	1.3	0.1
The Company recognized the following unrealized losses in the fair value of derivatives designed as hedging instruments in other comprehensive income:

Year ended
	March 29, 2026		March 30, 2025		March 31, 2024
	Net loss	Tax recovery	Net loss	Tax recovery	Net loss	Tax recovery
	$	$	$	$	$	$
Swaps designated as cash flow hedges	(4.4)	1.5	(8.1)	2.8	(1.8)	0.3

Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Derivatives to the Consolidated Financial Statements
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
(in millions of Canadian dollars)	March 29, 2026	March 30, 2025	March 31, 2024
(Gain) loss from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	(0.5)	(3.4)	1.8
SG&A expenses	(0.2)	(0.7)	(0.4)
Inventory	—	(0.8)	0.5
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as hedging instruments to net interest, finance and other costs:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
Loss (gain) from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	2.2	(2.0)	(2.0)

Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency forward exchange contracts outstanding as at March 29, 2026 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	USD	28.7	U.S. dollars
		€9.3	Euros
		¥2,969.0	Japanese yen

Forward contract to sell Canadian dollars	USD	2.5	U.S. dollars
		€28.0	Euros

Forward contract to purchase euros	CNY	499.6	Chinese yuan
		£6.3	British pounds sterling
	AUD	2.8	Australian dollar

Forward contract to sell euros	HKD	7.0	Hong Kong dollars